Consolidated statements of changes in equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Dividend paid per share (in euros per share)	€ 3.03	€ 3.03	€ 2.96